Condensed Consolidating Balance Sheet (Parenthetical) (Detail) (USD $)	Sep. 30, 2013	Jan. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Feb. 28, 2011
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value	$ 0.0010	$ 0.001	$ 0.0012	$ 0.0012	$ 0.001
Ordinary shares, shares authorized	490,000,000		40,000,000	40,000,000
Ordinary shares, shares issued	205,083,076		21,000,000	21,000,000
Ordinary shares, shares outstanding	205,083,076		21,000,000	21,000,000
Norwegian Cruise Line Holdings Ltd.
Condensed Balance Sheet Statements, Captions [Line Items]
Ordinary shares, par value			$ 0.0012	$ 0.0012
Ordinary shares, shares authorized			40,000,000	40,000,000
Ordinary shares, shares issued			21,000,000	21,000,000
Ordinary shares, shares outstanding			21,000,000	21,000,000